Employee Benefit Plans	12 Months Ended
Dec. 31, 2013
Compensation and Retirement Disclosure [Abstract]
Employee Benefit Plans
Note 9 – Employee Benefit Plans
We have noncontributory defined benefit pension plans in which all eligible employees participate. Currently, eligible employees earn benefits primarily based on a cash balance formula. Various other formulas, as defined in the plan documents, are utilized to calculate the retirement benefits for plan participants not covered by the cash balance formula. At the time of retirement, participants may elect, to the extent they are eligible for the various options, to receive annuity payments, a lump sum payment, or a combination of a lump sum and annuity payments. In addition to our pension plans, we currently provide subsidized retiree medical and life insurance benefits (other postretirement benefits) to certain eligible participants. Generally, employees hired after December 31, 1991, are not eligible for the subsidized retiree medical benefits, except for participants that were employees or retirees of Transco Energy Company on December 31, 1995, and other miscellaneous defined participant groups. For the periods presented, certain of these other postretirement benefit plans, particularly the subsidized retiree medical benefit plans, provide for retiree contributions and contain other cost-sharing features such as deductibles, co-payments, and co-insurance. The accounting for these plans anticipates future cost-sharing that is consistent with our expressed intent to increase the retiree contribution level generally in line with health care cost increases. Effective January 1, 2014, subsidized retiree medical benefits for eligible participants age 65 and older will be paid through contributions to health reimbursement accounts. The impact of this plan change is reflected in the December 31, 2013, other postretirement benefit obligation.
Funded Status
The following table presents the changes in benefit obligations and plan assets for pension benefits and other postretirement benefits for the years indicated.

	Pension Benefits		Other Postretirement Benefits
	2013	2012	2013	2012
	(Millions)
Change in benefit obligation:
Benefit obligation at beginning of year	$1,549	$1,441	$331	$339
Service cost	44	39	2	3
Interest cost	51	55	11	13
Plan participants’ contributions	—	—	6	5
Benefits paid	(87)	(75)	(19)	(20)
Medicare Part D subsidy	—	—	4	3
Plan amendment	—	—	(59)	(6)
Actuarial loss (gain)	(173)	98	(63)	(6)
Settlements	—	(9)	—	—
Benefit obligation at end of year	1,384	1,549	213	331
Change in plan assets:
Fair value of plan assets at beginning of year	1,071	965	175	159
Actual return on plan assets	165	111	31	18
Employer contributions	92	79	8	13
Plan participants’ contributions	—	—	6	5
Benefits paid	(87)	(75)	(19)	(20)
Settlements	—	(9)	—	—
Fair value of plan assets at end of year	1,241	1,071	201	175
Funded status — underfunded	$(143)	$(478)	$(12)	$(156)
Accumulated benefit obligation	$1,359	$1,519

The underfunded status of our pension plans and other postretirement benefit plans presented in the previous table are recognized in the Consolidated Balance Sheet within the following accounts:

	December 31,
	2013	2012
	(Millions)
Underfunded pension plans:
Current liabilities	$1	$3
Noncurrent liabilities	142	475
Underfunded other postretirement benefit plans:
Current liabilities	8	8
Noncurrent liabilities	4	148

The plan assets within our other postretirement benefit plans are intended to be used for the payment of benefits for certain groups of participants. The Current liabilities for the other postretirement benefit plans represent the current portion of benefits expected to be payable in the subsequent year for the groups of participants whose benefits are not expected to be paid from plan assets.
The pension plans’ benefit obligation Actuarial loss (gain) of $(173) million in 2013 and $98 million in 2012 are primarily due to the impact of changes in the discount rates utilized to calculate the benefit obligations. In 2013, these rates increased, while in 2012 these rates decreased, as compared to those of the preceding year.
The 2013 benefit obligation Actuarial loss (gain) of $(63) million for our other postretirement benefit plans is primarily due to the impact of an increase in the discount rates utilized to calculate the benefit obligation as well as favorable claims experience. The Plan amendment for the other postretirement benefit plans of $(59) million in 2013 reflects a change in the plans to provide subsidized retiree medical benefits through defined annual contributions to health reimbursement accounts for eligible participants age 65 and older effective January 1, 2014. The 2012 benefit obligation Actuarial loss (gain) of $(6) million for our other postretirement benefit plans is primarily due to changes to claims experience and health care cost trend rates, offset by the impact of a decrease in the discount rates utilized to calculate the benefit obligation.
At December 31, 2013 and 2012, all of our pension plans had a projected benefit obligation and accumulated benefit obligation in excess of plan assets.
Pre-tax amounts not yet recognized in Net periodic benefit cost at December 31 are as follows:

	Pension Benefits		Other Postretirement Benefits
	2013	2012	2013	2012
	(Millions)
Amounts included in Accumulated other comprehensive income (loss):
Prior service (cost) credit	$—	$(1)	$26	$7
Net actuarial loss	(491)	(828)	(11)	(35)
Amounts included in regulatory assets/liabilities associated with Transco and Northwest Pipeline:
Prior service credit	N/A	N/A	$42	$14
Net actuarial loss	N/A	N/A	(2)	(67)

In addition to the regulatory assets/liabilities included in the previous table, differences in the amount of actuarially determined Net periodic benefit cost for our other postretirement benefit plans and the other postretirement benefit costs recovered in rates for Transco and Northwest Pipeline are deferred as a regulatory asset or liability. We have regulatory liabilities of $44 million at December 31, 2013 and $38 million at December 31, 2012 related to these deferrals. These amounts will be reflected in future rates based on the rate structures of these gas pipelines.
Net Periodic Benefit Cost
Net periodic benefit cost for the years ended December 31 consist of the following:

	Pension Benefits			Other Postretirement Benefits
	2013	2012	2011	2013	2012	2011
	(Millions)
Components of net periodic benefit cost:
Service cost	$44	$39	$41	$2	$3	$2
Interest cost	51	55	64	11	13	15
Expected return on plan assets	(61)	(64)	(77)	(9)	(9)	(10)
Amortization of prior service cost (credit)	1	1	1	(12)	(7)	(11)
Amortization of net actuarial loss	60	53	38	4	8	3
Net actuarial loss from settlements	—	5	4	—	—	—
Reclassification to regulatory liability	—	—	—	2	—	1
Net periodic benefit cost	$95	$89	$71	$(2)	$8	$—

Included in Net periodic benefit cost in 2011 in the previous table is cost associated with active and former employees that supported WPX’s operations (See Note 4 – Discontinued Operations). This cost was directly charged to WPX and is included in Income (loss) from discontinued operations. These amounts totaled $8 million in 2011 for our pension plans and totaled less than $1 million in 2011 for our other postretirement benefit plans.
Items Recognized in Other Comprehensive Income (Loss) and Regulatory Assets/Liabilities
Other changes in plan assets and benefit obligations recognized in Other comprehensive income (loss) before taxes for the years ended December 31 consist of the following:

	Pension Benefits			Other Postretirement Benefits
	2013	2012	2011	2013	2012	2011
	(Millions)
Other changes in plan assets and benefit obligations recognized in Other comprehensive income (loss):
Net actuarial gain (loss)	$277	$(51)	$(220)	$23	$2	$(21)
Prior service credit	—	—	—	23	2	2
Amortization of prior service cost (credit)	1	1	1	(4)	(3)	(4)
Amortization of net actuarial loss and loss from settlements	60	58	42	1	3	1
Other changes in plan assets and benefit obligations recognized in Other comprehensive income (loss)	$338	$8	$(177)	$43	$4	$(22)

Other changes in plan assets and benefit obligations for our other postretirement benefit plans associated with Transco and Northwest Pipeline are recognized in regulatory assets/liabilities. Amounts recognized in regulatory assets/ liabilities for the years ended December 31 consist of the following:

	2013	2012	2011
	(Millions)

Net actuarial gain (loss)	$62	$13	$(39)
Prior service credit	36	4	1
Amortization of prior service credit	(8)	(4)	(7)
Amortization of net actuarial loss	3	5	2

Pre-tax amounts expected to be amortized in Net periodic benefit cost in 2014 are as follows:

	Pension Benefits	Other Postretirement Benefits
	(Millions)
Amounts included in Accumulated other comprehensive income (loss):
Prior service cost (credit)	$—	$(8)
Net actuarial loss	38	—
Amounts included in regulatory assets/liabilities associated with Transco and Northwest Pipeline:
Prior service credit	N/A	$(12)
Net actuarial loss	N/A	—
Key Assumptions
The weighted-average assumptions utilized to determine benefit obligations as of December 31 are as follows:

	Pension Benefits		Other Postretirement Benefits
	2013	2012	2013	2012
Discount rate	4.68%	3.43%	4.80%	3.77%
Rate of compensation increase	4.56	4.57	N/A	N/A
The weighted-average assumptions utilized to determine Net periodic benefit cost for the years ended December 31 are as follows:

	Pension Benefits			Other Postretirement Benefits
	2013	2012	2011	2013	2012	2011
Discount rate	3.43%	3.98%	5.19%	3.97%	4.22%	5.35%
Expected long-term rate of return on plan assets	5.90	6.30	7.50	5.26	5.71	6.54
Rate of compensation increase	4.57	4.52	5.00	N/A	N/A	N/A

The increase in discount rates from December 31, 2012 to December 31, 2013 is primarily due to the general market increase in yields on long-term, high-quality corporate debt securities. The expected long-term rates of return on plan assets assumptions decreased in 2013 as a result of a decrease in the forward-looking capital market projections.
The mortality assumptions used to determine the obligations for our pension and other postretirement benefit plans are the estimate of expected mortality rates for the participants in these plans. The selected mortality tables are among the most recent tables available and include projected mortality improvements.
The assumed health care cost trend rate for 2014 is 7.2 percent. This rate decreases to 5.0 percent by 2023. A one-percentage-point change in assumed health care cost trend rates would have the following effects:

	Point increase	Point decrease
	(Millions)
Effect on total of service and interest cost components	$1	$(1)
Effect on other postretirement benefit obligation	7	(6)
Plan Assets
The investment policy for our pension and other postretirement benefit plans provides for an investment strategy in accordance with the Employee Retirement Income Security Act (ERISA), which governs the investment of the assets in a diversified portfolio. The plans follow a policy of diversifying the investments across various asset classes and investment managers. Additionally, the investment returns on approximately 40 percent of the other postretirement benefit plan assets are subject to income tax; therefore, certain investments are managed in a tax efficient manner.
The pension plans’ target asset allocation range at December 31, 2013 was 54 percent to 66 percent equity securities, which includes the commingled investment funds invested in equity securities, and 36 percent to 44 percent fixed income securities, including the fixed income commingled investment fund, and cash management funds. Within equity securities, the target range for U.S. equity securities is 37 percent to 45 percent and international equity securities is 17 percent to 21 percent. The asset allocation continues to be weighted toward equity securities since the obligations of the pension and other postretirement benefit plans are long-term in nature and historically equity securities have outperformed other asset classes over long periods of time.
Equity security investments are restricted to high-quality, readily marketable securities that are actively traded on the major U.S. and foreign national exchanges. Investment in Williams’ securities or an entity in which Williams has a majority ownership is prohibited in the pension plans except where these securities may be owned in a commingled investment fund in which the plans’ trusts invest. No more than 5 percent of the total stock portfolio valued at market may be invested in the common stock of any one corporation.
The following securities and transactions are not authorized: unregistered securities, commodities or commodity contracts, short sales or margin transactions, or other leveraging strategies. Investment strategies using the direct holding of options or futures require approval and, historically, have not been used; however, these instruments may be used in commingled investment funds. Additionally, real estate equity and natural resource property investments are generally restricted.
Fixed income securities are generally restricted to high-quality, marketable securities that may include, but are not necessarily limited to, U.S. Treasury securities, U.S. government guaranteed and nonguaranteed mortgage-backed securities, government and municipal bonds, and investment grade corporate securities. The overall rating of the fixed income security assets is generally required to be at least “A,” according to the Moody’s or Standard & Poor’s rating systems. No more than 5 percent of the total fixed income portfolio may be invested in the fixed income securities of any one issuer with the exception of bond index funds and U.S. government guaranteed and agency securities.
During 2013, ten active investment managers and one passive investment manager managed substantially all of the pension plans’ funds and four active investment managers and one passive investment manager managed the other postretirement benefit plans’ funds. Each of the managers had responsibility for managing a specific portion of these assets and each investment manager was responsible for 1 percent to 15 percent of the assets.
The pension and other postretirement benefit plans’ assets are held primarily in equity securities, including commingled investment funds invested in equity securities, and fixed income securities, including a commingled fund invested in fixed income securities. Within the plans’ investment securities, there are no significant concentrations of risk because of the diversity of the types of investments, diversity of the various industries, and the diversity of the fund managers and investment strategies. Generally, the investments held in the plans are publicly traded, therefore, minimizing liquidity risk in the portfolio.
The fair values of our pension plan assets at December 31, 2013 and 2012 by asset class are as follows:

	2013
	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
	(Millions)
Pension assets:
Cash management fund	$23	$—	$—	$23
Equity securities:
U.S. large cap	211	—	—	211
U.S. small cap	146	—	—	146
International developed markets large cap growth	—	59	—	59
Preferred stock	2	—	—	2
Commingled investment funds:
Equities — U.S. large cap (1)	—	179	—	179
Equities — International small cap (2)	—	24	—	24
Equities — Emerging markets value (3)	—	34	—	34
Equities — Emerging markets growth (4)	—	19	—	19
Equities — International developed markets large cap value (5)	—	100	—	100
Fixed income — Corporate bonds (6)	—	140	—	140
Fixed income securities (7):
U.S. Treasury securities	30	—	—	30
Mortgage-backed securities	—	67	—	67
Corporate bonds	—	200	—	200
Insurance company investment contracts and other	—	7	—	7
Total assets at fair value at December 31, 2013	$412	$829	$—	$1,241

	2012
	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
	(Millions)
Pension assets:
Cash management fund	$21	$—	$—	$21
Equity securities:
U.S. large cap	169	—	—	169
U.S. small cap	115	—	—	115
International developed markets large cap growth	1	61	—	62
Emerging markets growth	3	18	—	21
Preferred stock	6	—	—	6
Commingled investment funds:
Equities — U.S. large cap (1)	—	146	—	146
Equities — Emerging markets value (3)	—	33	—	33
Equities — International developed markets large cap value (5)	—	83	—	83
Fixed income — Corporate bonds (6)	—	150	—	150
Fixed income securities (7):
U.S. Treasury securities	22	—	—	22
Mortgage-backed securities	—	68	—	68
Corporate bonds	—	171	—	171
Insurance company investment contracts and other	—	4	—	4
Total assets at fair value at December 31, 2012	$337	$734	$—	$1,071
The fair values of our other postretirement benefits plan assets at December 31, 2013 and 2012 by asset class are as follows:

	2013
	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
	(Millions)
Other postretirement benefit assets:
Cash management funds	$13	$—	$—	$13
Equity securities:
U.S. large cap	52	—	—	52
U.S. small cap	29	—	—	29
International developed markets large cap growth	—	15	—	15
Emerging markets growth	1	1	—	2
Commingled investment funds:
Equities — U.S. large cap (1)	—	18	—	18
Equities — International small cap (2)	—	2	—	2
Equities — Emerging markets value (3)	—	4	—	4
Equities — Emerging markets growth (4)	—	2	—	2
Equities — International developed markets large cap value (5)	—	10	—	10
Fixed income — Corporate bonds (6)	—	14	—	14
Fixed income securities (8):
U.S. Treasury securities	3	—	—	3
Government and municipal bonds	—	10	—	10
Mortgage-backed securities	—	7	—	7
Corporate bonds	—	20	—	20
Total assets at fair value at December 31, 2013	$98	$103	$—	$201

	2012
	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
	(Millions)
Other postretirement benefit assets:
Cash management funds	$14	$—	$—	$14
Equity securities:
U.S. large cap	42	—	—	42
U.S. small cap	21	—	—	21
International developed markets large cap growth	—	13	—	13
Emerging markets growth	1	4	—	5
Preferred stock	1	—	—	1
Commingled investment funds:
Equities — U.S. large cap (1)	—	15	—	15
Equities — Emerging markets value (3)	—	3	—	3
Equities — International developed markets large cap value (5)	—	9	—	9
Fixed income — Corporate bonds (6)	—	15	—	15
Fixed income securities (8):
U.S. Treasury securities	2	—	—	2
Government and municipal bonds	—	10	—	10
Mortgage-backed securities	—	7	—	7
Corporate bonds	—	18	—	18
Total assets at fair value at December 31, 2012	$81	$94	$—	$175
____________

(1)
The stated intent of this fund is to invest primarily in equity securities comprising the Standard & Poor’s 500 Index. The investment objective of the fund is to approximate the performance of the Standard & Poor’s 500 Index over the long term. The fund manager retains the right to restrict withdrawals from the fund so as not to disadvantage other investors in the fund.

(2)
The stated intent of this fund is to invest in equity securities of international small capitalization companies for the purpose of capital appreciation. The fund invests primarily in equity securities of non-U.S. issuers and other Depository Receipts listed on globally recognized exchanges. The fund may also invest up to 15 percent of its net asset value in emerging markets. The plans’ trustee is required to notify the fund manager 10 days prior to a withdrawal from the fund. For any redemption made within 180 days of contribution, the fund reserves the right to charge a 1.5 percent redemption fee. The fund also reserves the right to make all or a portion of redemptions in-kind rather than in cash or in a combination of cash and in-kind.

(3)
The stated intent of this fund is to invest in equity securities of international emerging markets for the purpose of capital appreciation. The fund invests primarily in common stocks in the financial, consumer goods, information technology, energy, telecommunications, materials, and industrial sectors. The plans’ trustee is required to notify the fund manager 10 days prior to a withdrawal from the fund. The fund manager retains the right to restrict withdrawals from the fund so as not to disadvantage other investors in the fund.

(4)
The stated intent of this fund is to invest mainly in equity securities of emerging market companies, or those companies that derive a significant portion of their revenues or profits from emerging economies for the purpose of long-term capital growth. The plans’ trustee is required to notify the fund manager 15 days prior to a withdrawal from the fund as of the last day of any month. The fund reserves the right to suspend and compel withdrawals. The fund also reserves the right to make all or a portion of redemptions in-kind rather than in cash or in a combination of cash and in-kind.

(5)
The stated intent of this fund is to invest in a diversified portfolio of international equity securities for the purpose of capital appreciation. The fund invests primarily in common stocks in the consumer goods, financial, health care, industrial, materials, energy, and information technology sectors. The plans’ trustee is required to notify the fund manager 10 days prior to a withdrawal from the fund. The fund manager retains the right to restrict withdrawals from the fund so as not to disadvantage other investors in the fund.

(6)
The stated intent of this fund is to invest in U.S. Corporate bonds and U.S. Treasury securities. The fund is managed to closely match the characteristics of a long-term corporate bond index fund and seeks to maintain an average credit quality target of A- or above and a maximum 10 percent allocation to BBB rated securities. The fund’s target duration is approximately 20 years. The trustee of the fund reserves the right to delay the processing of deposits or withdrawals in order to ensure that securities transactions will be carried out in an orderly manner.

(7)	The weighted-average credit quality rating of the pension assets fixed income security portfolio is investment grade with a weighted-average duration of approximately 6 years for 2013 and 2012.

(8)
The weighted-average credit quality rating of the other postretirement benefit assets fixed income security portfolio is investment grade with a weighted-average duration of approximately 5 years for 2013 and 2012.

The fair value measurement level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement of an asset.
Shares of the cash management funds are valued at fair value based on published market prices as of the close of business on the last business day of the year, which represents the net asset values of the shares held.
The fair values of equity securities traded on U.S. exchanges are derived from quoted market prices as of the close of business on the last business day of the year. The fair values of equity securities traded on foreign exchanges are also derived from quoted market prices as of the close of business on an active foreign exchange on the last business day of the year. However, the valuation requires translation of the foreign currency to U.S. dollars and this translation is considered an observable input to the valuation.
The fair value of all commingled investment funds are determined based on the net asset values per unit of each of the funds. The net asset values per unit represent the aggregate value of the funds assets at fair value less liabilities, divided by the number of units outstanding.
The fair value of fixed income securities, except U.S. Treasury notes and bonds, are determined using pricing models. These pricing models incorporate observable inputs such as benchmark yields, reported trades, broker/dealer quotes, and issuer spreads for similar securities to determine fair value. The U.S. Treasury notes and bonds are valued at fair value based on closing prices on the last business day of the year reported in the active market in which the security is traded.
The investment contracts with insurance companies are valued at fair value by discounting the cash flow of a bond using a yield to maturity based on an investment grade index or comparable index with a similar maturity value, maturity period, and nominal coupon rate.
There have been no significant changes in the preceding valuation methodologies used at December 31, 2013 and 2012. Additionally, there were no transfers or reclassifications of investments between Level 1 and Level 2 from December 2012 to December 2013. If transfers between levels had occurred, the transfers would have been recognized as of the end of the period.
Plan Benefit Payments and Employer Contributions
Following are the expected benefits to be paid by the plans. These estimates are based on the same assumptions previously discussed and reflect future service as appropriate. The actuarial assumptions are based on long-term expectations and include, but are not limited to, assumptions as to average expected retirement age and form of benefit payment. Actual benefit payments could differ significantly from expected benefit payments if near-term participant behaviors differ significantly from the actuarial assumptions.

	Pension Benefits	Other Postretirement Benefits
	(Millions)
2014	$88	$15
2015	96	15
2016	102	16
2017	103	16
2018	109	17
2019-2023	591	74

In 2014, we expect to contribute approximately $60 million to our tax-qualified pension plans and approximately $3 million to our nonqualified pension plans, for a total of approximately $63 million, and approximately $8 million to our other postretirement benefit plans.
Defined Contribution Plans
We also maintain defined contribution plans for the benefit of substantially all of our employees. Generally, plan participants may contribute a portion of their compensation on a pre-tax and after-tax basis in accordance with the plans’ guidelines. We match employees’ contributions up to certain limits. Our matching contributions charged to expense were $27 million in 2013, $25 million in 2012, and $28 million in 2011. Included in 2011 is $5 million in matching contributions for employees that supported WPX’s operations that were directly charged to WPX and included in Income (loss) from discontinued operations.